Employee Benefits - Summary of ESOP shares (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Allocated shares	59,838	57,420
Shares committed for allocation	3,934	3,820
Unearned shares	17,237	21,171
Total ESOP shares	81,009	82,411
Fair value of unearned shares at December 31	$ 517,110	$ 556,374